Exhibit 99.1

SLM Student Loan Trust 2011-1

Monthly Servicing Report

Distribution Date 10/26/2020

Collection Period 09/01/2020 - 09/30/2020

Navient Funding, LLC - Depositor

Navient Solutions -  Master Servicer and Administrator

Deutsche Bank National Trust Company - Indenture Trustee

Deutsche Bank Trust Company Americas - Eligible Lender Trustee

Navient Funding - Excess Distribution Certificateholder

Page 1 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 09/01/2020 - 09/30/2020, Distribution Date 10/26/2020

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	03/03/2011	08/31/2020	09/30/2020
	Principal Balance	$752,091,553.60	$247,362,219.96	$245,185,957.36
	Interest to be Capitalized Balance	7,178,868.62	1,369,523.47	1,038,455.27
	Pool Balance	$759,270,422.22	$248,731,743.43	$246,224,412.63
	Capitalized Interest Account Balance	$65,100,000.00	-	-
	Specified Reserve Account Balance	1,931,510.00	- N/A -	- N/A -
	Adjusted Pool (1)	$826,301,932.22	$248,731,743.43	$246,224,412.63
	Weighted Average Coupon (WAC)	5.64%	5.82%	5.82%
	Number of Loans	62,997	19,569	19,261
	Aggregate Outstanding Principal Balance - Tbill		$382,973.59	$388,812.46
	Aggregate Outstanding Principal Balance - LIBOR		$248,348,769.84	$245,835,600.17
	Pool Factor		0.321939525	0.318694226
	Since Issued Constant Prepayment Rate		4.36%	4.33%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	09/25/2020	10/26/2020
	A2	83149VAB5	$192,500,560.93	$190,089,162.17
	B	83149VAC3	$24,370,000.00	$24,370,000.00

C	Account Balances	09/25/2020	10/26/2020
	Reserve Account Balance	$1,158,906.00	$1,158,906.00
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$543,951.75	$1,068,578.06
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	09/25/2020	10/26/2020
	Adjusted Pool Balance + Supplemental Loan Purchase	$248,731,743.43	$246,224,412.63
	Total Notes	$216,870,560.93	$214,459,162.17
	Difference	$31,861,182.50	$31,765,250.46
	Parity Ratio	1.14691	1.14812

Page 2 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 09/01/2020 - 09/30/2020, Distribution Date 10/26/2020

II.	Trust Activity 09/01/2020 through 09/30/2020

A	Student Loan Principal Receipts
	Borrower Principal	2,091,778.68
	Guarantor Principal	294,959.60
	Consolidation Activity Principal	392,140.06
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	-
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-
	Total Principal Receipts	$2,778,878.34
B	Student Loan Interest Receipts
	Borrower Interest	652,695.03
	Guarantor Interest	14,720.18
	Consolidation Activity Interest	2,979.06
	Special Allowance Payments	0.00
	Interest Subsidy Payments	0.00
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	0.00
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	10,197.06
	Total Interest Receipts	$680,591.33
C	Reserves in Excess of Requirement	-
D	Investment Income	$205.86
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	-
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	$(220,039.61)
	Floor Income Rebate Fees to Dept. of Education	-
	Funds Allocated to the Floor Income Rebate Account	$(524,626.31)
M	AVAILABLE FUNDS	$2,715,009.61
N	Non-Cash Principal Activity During Collection Period	$(602,615.74)
O	Non-Reimbursable Losses During Collection Period	$3,646.61
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	-
Q	Aggregate Loan Substitutions	-

Page 3 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 09/01/2020 - 09/30/2020, Distribution Date 10/26/2020

III.	2011-1 Portfolio Characteristics

		09/30/2020				08/31/2020
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	DEFERMENT	5.88%	714	$10,520,994.18	4.291%	5.88%	746	$10,542,713.53	4.262%

REPAYMENT:	CURRENT	5.70%	16,651	$192,495,771.32	78.510%	5.69%	16,809	$190,311,961.25	76.937%
	31-60 DAYS DELINQUENT	6.40%	364	$6,049,139.29	2.467%	6.68%	268	$6,020,799.96	2.434%
	61-90 DAYS DELINQUENT	6.91%	133	$3,870,759.53	1.579%	6.67%	108	$2,315,643.09	0.936%
	91-120 DAYS DELINQUENT	6.77%	56	$1,437,964.81	0.586%	6.46%	53	$1,165,006.17	0.471%
	> 120 DAYS DELINQUENT	6.33%	150	$2,906,183.71	1.185%	6.37%	147	$2,700,395.38	1.092%

	FORBEARANCE	6.25%	1,156	$27,475,214.72	11.206%	6.24%	1,406	$33,807,218.08	13.667%
	CLAIMS IN PROCESS	5.26%	37	$429,929.80	0.175%	5.71%	32	$498,482.50	0.202%

TOTAL			19,261	$245,185,957.36	100.00%		19,569	$247,362,219.96	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 09/01/2020 - 09/30/2020, Distribution Date 10/26/2020

IV.	2011-1 Portfolio Characteristics (cont'd)

	09/30/2020	08/31/2020
Pool Balance	$246,224,412.63	$248,731,743.43
Outstanding Borrower Accrued Interest	$6,205,885.44	$6,369,390.20
Borrower Accrued Interest to be Capitalized	$1,038,455.27	$1,369,523.47
Borrower Accrued Interest >30 Days Delinquent	$621,621.11	$485,125.04
Total # Loans	19,261	19,569
Total # Borrowers	10,999	11,173
Weighted Average Coupon	5.82%	5.82%
Weighted Average Remaining Term	171.02	170.29
Non-Reimbursable Losses	$3,646.61	$4,812.53
Cumulative Non-Reimbursable Losses	$2,135,941.39	$2,132,294.78
Since Issued Constant Prepayment Rate (CPR)	4.33%	4.36%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	-	-
Cumulative Rejected Claim Repurchases	$56,610.53	$56,610.53
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	$560,749.54	$464,817.50
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$606,551.77	$328,931.10
Borrower Interest Accrued	$1,105,498.11	$1,154,597.40
Interest Subsidy Payments Accrued	$42,584.34	$44,400.97
Special Allowance Payments Accrued	$7,085.59	$7,168.03

Page 5 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 09/01/2020 - 09/30/2020, Distribution Date 10/26/2020

V.	2011-1 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
	- GSL (1) - Subsidized	0.00%	0	-	0.000%
	- GSL - Unsubsidized	0.00%	0	-	0.000%
	- PLUS (2) Loans	0.00%	0	-	0.000%
	- SLS (3) Loans	0.00%	0	-	0.000%
	- Consolidation Loans	5.82%	19,261	245,185,957.36	100.000%
	Total	5.82%	19,261	$245,185,957.36	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
	- Four Year	0.00%	0	-	0.000%
	- Two Year	0.00%	0	-	0.000%
	- Technical	0.00%	0	-	0.000%
	- Other	5.82%	19,261	245,185,957.36	100.000%
	Total	5.82%	19,261	$245,185,957.36	100.000%

*Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 09/01/2020 - 09/30/2020, Distribution Date 10/26/2020

VI.	2011-1 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$2,715,009.61
A	Primary Servicing Fee	$59,764.85	$2,655,244.76
B	Administration Fee	$6,667.00	$2,648,577.76
C	Class A Noteholders' Interest Distribution Amount	$215,183.70	$2,433,394.06
D	Class B Noteholders' Interest Distribution Amount	$21,995.30	$2,411,398.76
E	Reserve Account Reinstatement	-	$2,411,398.76
F	Class A Noteholders' Principal Distribution Amount	$2,411,398.76	-
G	Class B Noteholders' Principal Distribution Amount	-	-
H	Unpaid Expenses of The Trustees	-	-
I	Carryover Servicing Fee	-	-
J	Remaining Amounts to the Noteholders after the first auction date	-	-
K	Excess Distribution Certificateholder	-	-

Waterfall Triggers
A	Student Loan Principal Outstanding	$245,185,957.36
B	Interest to be Capitalized	$1,038,455.27
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$1,158,906.00
E	Less: Specified Reserve Account Balance	$(1,158,906.00)
F	Total	$246,224,412.63
G	Class A Notes Outstanding (after application of available funds)	$190,089,162.17
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 09/01/2020 - 09/30/2020, Distribution Date 10/26/2020

VII.	2011-1 Distributions

Distribution Amounts

	A2	B
Cusip/Isin	83149VAB5	83149VAC3
Beginning Balance	$192,500,560.93	$24,370,000.00
Index	LIBOR	LIBOR
Spread/Fixed Rate	1.15%	0.90%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	9/25/2020	9/25/2020
Accrual Period End	10/26/2020	10/26/2020
Daycount Fraction	0.08611111	0.08611111
Interest Rate*	1.29813%	1.04813%
Accrued Interest Factor	0.001117834	0.000902556
Current Interest Due	$215,183.70	$21,995.30
Interest Shortfall from Prior Period Plus Accrued Interest	-	-
Total Interest Due	$215,183.70	$21,995.30
Interest Paid	$215,183.70	$21,995.30
Interest Shortfall	-	-
Principal Paid	$2,411,398.76	-
Ending Principal Balance	$190,089,162.17	$24,370,000.00
Paydown Factor	0.012056994	0.000000000
Ending Balance Factor	0.950445811	1.000000000

* Pay rates for Current Distribution.  For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 8 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 09/01/2020 - 09/30/2020, Distribution Date 10/26/2020

VIII.	2011-1 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$216,870,560.93
	Adjusted Pool Balance	$246,224,412.63
	Overcollateralization Amount	$32,326,000.00
	Principal Distribution Amount	$2,972,148.30
	Principal Distribution Amount Paid	$2,411,398.76

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,158,906.00
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,158,906.00
	Required Reserve Acct Balance	$1,158,906.00
	Release to Collection Account	-
	Ending Reserve Account Balance	$1,158,906.00

C	Capitalized Interest Account
	Beginning Period Balance	-
	Transfers to Collection Account	-
	Ending Balance	-

D	Floor Income Rebate Account
	Beginning Period Balance	$543,951.75
	Deposits for the Period	$524,626.31
	Release to Collection Account	-
	Ending Balance	$1,068,578.06

E	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 09/01/2020 - 09/30/2020, Distribution Date 10/26/2020

IX.	2011-1 Other Characteristics

Principal Balance of All Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	$4,838,007.57	$11,221,857.95	$88,970,449.91	$105,030,315.43
Unsubsidized Consolidation Loans	$6,251,848.88	$16,871,695.54	$118,070,552.78	$141,194,097.20
Total	$11,089,856.45	$28,093,553.49	$207,041,002.69	$246,224,412.63

Weighted Average Remaining Term of All Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	193	194	149	156
Unsubsidized Consolidation Loans	220	236	173	182
Total	208	219	162	171

Weighted Average Coupon of All Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	5.786%	6.153%	5.622%	5.686%
Unsubsidized Consolidation Loans	5.960%	6.315%	5.864%	5.922%
Total	5.884%	6.250%	5.760%	5.822%

Weighted Average SAP Margin of All LIBOR Based Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	2.393%	2.368%	2.429%	2.421%
Unsubsidized Consolidation Loans	2.365%	2.329%	2.390%	2.381%
Total	2.377%	2.344%	2.407%	2.398%

Weighted Average SAP Margin of All T-Bill Based Loans
	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	0.000%	3.100%	3.100%
Unsubsidized Consolidation Loans	3.100%	3.100%	3.100%
Total	3.100%	3.100%	3.100%

Page 10 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 09/01/2020 - 09/30/2020, Distribution Date 10/26/2020